Summary of Charges Recorded in Connection with Restructuring by Reportable Segment (Parenthetical) (Detail) $ in Thousands		12 Months Ended
	Apr. 15, 2018 Position	May 31, 2019 USD ($) Position Executive	May 31, 2018 USD ($) Position
Restructuring Cost And Reserve [Line Items]
Restructuring charges		$ 42,310	$ 17,514
Number of positions eliminated | Position	154
2020 MAP to Growth
Restructuring Cost And Reserve [Line Items]
Restructuring charges		42,310	17,514
2020 MAP to Growth | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Restructuring charges		32,519	9,957
Industrial Segment | 2020 MAP to Growth Related to Current Elimination | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Restructuring charges		$ 14,000	$ 2,200
Number of positions eliminated | Position		199	28
Industrial Segment | 2020 MAP to Growth Plan Related to Legal Function
Restructuring Cost And Reserve [Line Items]
Restructuring charges		$ 200
Number of positions eliminated | Position		1
Industrial Segment | 2020 MAP to Growth
Restructuring Cost And Reserve [Line Items]
Restructuring charges		$ 19,999	$ 4,587
Number of corporate executives | Executive		3
Industrial Segment | 2020 MAP to Growth | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Restructuring charges		$ 14,032	2,169
Consumer Segment | 2020 MAP to Growth
Restructuring Cost And Reserve [Line Items]
Restructuring charges		$ 5,959	$ 10,791
Number of positions eliminated | Position		66	155
Consumer Segment | 2020 MAP to Growth | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Restructuring charges		$ 2,516	$ 5,652
Specialty Segment | 2020 MAP to Growth
Restructuring Cost And Reserve [Line Items]
Restructuring charges		$ 6,368
Number of positions eliminated | Position		109	0
Number of corporate executives | Executive		4
Specialty Segment | 2020 MAP to Growth | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Restructuring charges		$ 5,987	$ 0
Corporate/Other Segment | 2020 MAP to Growth
Restructuring Cost And Reserve [Line Items]
Restructuring charges		9,984	2,136
Corporate/Other Segment | 2020 MAP to Growth | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Restructuring charges		$ 9,984	$ 2,136
Number of corporate executives | Executive		2
Corporate/Other Segment | 2020 MAP to Growth | Vesting Equity Awards
Restructuring Cost And Reserve [Line Items]
Number of corporate executives | Executive		2